4a. Property and Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Property and Equipment

The principal categories and estimated useful lives of property and equipment are as follows:

			Estimated
	2015	2014	Useful Lives
Office equipment	$1,490,297	$1,564,404	5 years
Furniture and fixtures	2,049,525	277,499	7 years
Vehicles	13,567	13,567	5 Years
Computer software	732,842	276,613	3 to 5 years
Leasehold improvements	159,361	114,572	**
Land	226,261	266,765	N/A
	4,671,853	2,513,420
Less: accumulated depreciation	(889,465)	(764,789)
	$3,782,388	$1,748,631

** The lesser of useful life or the minimum lease term.